[Invesco Letterhead]

November 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

CIK No. 0000896435

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), is the electronic version of Post-Effective Amendment No. 73/72 (the “Amendment”) to the Registrant’s registration statement on Form N-1A.

This Amendment is being filed in order to register new series of the Registrant as part of Invesco Ltd.’s proposed acquisition of OppenheimerFunds, Inc. and its subsidiaries. The new funds, listed on Appendix A attached to this letter under AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “New Funds”), are shell series portfolios intended to acquire the assets of the corresponding Oppenheimer funds, also listed on Appendix A (the “Predecessor Funds”), pending necessary approvals including shareholder approval of applicable agreements and plans of reorganization.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016 (the “Guidance”), the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. In particular, we respectfully request that the Staff selectively review the Amendment because the New Funds contain materially the same investment objective, principal investment strategies and principal risk disclosure as it pertains to the corresponding Predecessor Funds, which disclosure was Previously reviewed by the Staff in connection with Rule 485(a) filings made by such Predecessor Funds, except for the following:

•

For New Funds that correspond to Predecessor Funds with 80% policies, we have added the following language to such 80% policies as permitted by Rule 35d-1 and consistent with other Invesco Funds: “and in derivatives and other instruments that have economic characteristics similar to such securities.”

•	We have adopted the standard SAI fundamental and non-fundamental investment restriction language of existing Invesco Funds for consistency across the complex.

It is anticipated that the New Funds will retain the portfolio management teams of the Predecessor Funds and as such, the New Funds are expected to be managed in substantially the same manner as the Predecessor Funds.

Additionally, the Staff Previously reviewed the Registrant’s registration statement in connection with a Rule 485(a) filing for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed on February 10, 2016. The provisions in the Registrant’s registration statement in such filing regarding the features of the share classes offered by the Registrant’s series, including provisions related to the purchase, exchange and sale of fund shares and shareholder eligibility (the foregoing are found in the section of the Registrant’s prospectuses labeled “Shareholder Account Information”) are materially the same as those in the Amendment. The Registrant believes that such portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn

Appendix A

Oppenheimer Registrant (Oppenheimer Fund Name) Oppenheimer Portfolio Series Active Allocation Fund Conservative Investor Fund Growth Investor Fund (formerly, Equity Investor Fund)

Invesco Registrant (Invesco Fund Name)

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Moderate Investor Fund

Oppenheimer International Diversified Fund

Oppenheimer International Diversified Fund

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Quest for Value Funds

Oppenheimer Mid Cap Value Fund

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Event-Linked Bond Fund, LLC

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer International Diversified Fund

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Main Street Mid Cap Fund®

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Main Street Small Cap Fund®

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Mid Cap Value Fund

AIM Growth Series (Invesco Growth Series)

Invesco Oppenheimer Master Event-Linked Bond Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

Oppenheimer Equity Income Fund

Oppenheimer Equity Income Fund

Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund

Oppenheimer Rochester Short Duration High Yield Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Short Term Municipal Fund

Oppenheimer Short Term Municipal Fund

Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Capital Appreciation Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Discovery Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Equity Income Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Real Estate Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Senior Floating Rate Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Senior Floating Rate Plus Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Short Term Municipal Fund

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Oppenheimer Master Loan Fund

Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Quest for Value Funds

Oppenheimer Global Allocation Fund

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Integrity Funds

Oppenheimer Global Unconstrained Bond Fund

Oppenheimer Preferred Securities and Income Fund

Oppenheimer Total Return Bond Fund

Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Macquarie Global Infrastructure Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Capital Income Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Developing Markets Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Discovery Mid Cap Growth Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Emerging Markets Innovators Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Emerging Markets Local Debt Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Fundamental Alternatives Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Global Multi-Asset Income Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Global Strategic Income Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Global Unconstrained Bond Fund

Invesco Oppenheimer Preferred Securities and Income Fund

Invesco Oppenheimer Total Return Bond Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer International Bond Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer SteelPath MLP Funds Trust

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer Steelpath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer SteelPath Panoramic Fund

OFI SteelPath Series Trust

Oppenheimer SteelPath MLP & Energy Infrastructure Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer SteelPath MLP Alpha Fund

Invesco Oppenheimer Steelpath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer SteelPath Panoramic Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund)

Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund)

Oppenheimer Global High Yield Fund

Oppenheimer Global High Yield Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer Government Money Market Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Intermediate Income Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Global High Yield Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Government Cash Reserves Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Government Money Market Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Limited-Term Bond Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Limited-Term Government Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Ultra-Short Duration Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Oppenheimer Master Inflation Protected Securities Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Main Street Funds®

Oppenheimer Main Street Fund®

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street All Cap Fund®

Oppenheimer Rising Dividends Fund

Oppenheimer Rising Dividends Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Oppenheimer Dividend Opportunity Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Oppenheimer Main Street Fund®

AIM Equity Funds (Invesco Equity Funds)

Invesco Oppenheimer Main Street All Cap Fund®

AIM Equity Funds (Invesco Equity Funds)

Invesco Oppenheimer Rising Dividends Fund

Oppenheimer Global Fund

Oppenheimer Global Fund

Oppenheimer Global Focus Fund

Oppenheimer Global Focus Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Opportunities Fund

Oppenheimer International Equity Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer International Small-Mid Company Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer Global Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer Global Focus Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer Global Multi-Asset Growth Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer Global Opportunities Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer International Equity Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer International Growth Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Oppenheimer International Small-Mid Company Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Small Cap Value Fund

Oppenheimer Small Cap Value Fund

Oppenheimer Series Fund

Oppenheimer Value Fund

OFI Funds Trust

OFI Pictet Global Environmental Solutions Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Gold & Special Minerals Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Small Cap Value Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Oppenheimer Value Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco OFI Pictet Global Environmental Solutions Fund

Oppenheimer Institutional Government Money Market Fund Oppenheimer Institutional Government Money Market Fund	Short-Term Investments Trust Invesco Oppenheimer Institutional Government Money Market Fund

Oppenheimer Intermediate Term Municipal Fund

Oppenheimer Intermediate Term Municipal Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® Fund Municipals

Oppenheimer Multi-State Municipal Trust

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Rochester® Portfolio Series

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Municipal Fund

Oppenheimer Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Intermediate Term Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® California Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® Municipals Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Oppenheimer Municipal Fund

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund/VA®

Oppenheimer Main Street Small Cap Fund/VA®

Oppenheimer Total Return Bond Fund/VA

Oppenheimer Government Money Fund/VA

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund

Invesco Oppenheimer V.I. Conservative Balanced Fund

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Invesco Oppenheimer V.I. Global Multi-Alternatives Fund

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. Global Strategic Income Fund

Invesco Oppenheimer V.I. International Growth Fund

Invesco Oppenheimer V.I. Main Street Fund®

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Invesco Oppenheimer V.I. Total Return Bond Fund

Invesco Oppenheimer V.I. Government Money Fund